CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 221,609	$ 566,527	$ 767,696
Other comprehensive income (loss), net of tax
Change in foreign currency translation adjustment	39,415	(9,961)	(31,411)
Change in unrealized losses and gains on available-for-sale securities	(1)	(5)	5
Total other comprehensive income (loss)	39,414	(9,966)	(31,406)
Comprehensive income	261,023	556,561	736,290
Comprehensive loss (income) attributable to noncontrolling interests:
Net earnings attributable to noncontrolling interests	59,280	112,689	130,786
Change in foreign currency translation adjustment attributable to noncontrolling interests	1,072	2,023	6,129
Change in unrealized losses and gains of available-for-sale debt securities attributable to noncontrolling interests	0	1	(1)
Comprehensive income attributable to noncontrolling interests	(58,208)	(110,665)	(124,658)
Comprehensive income attributable to Match Group, Inc. shareholders	$ 202,815	$ 445,896	$ 611,632